Condensed Consolidated Interim Statements of Financial Position Q (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Apr. 23, 2021
Digital intangible asset, fair value	$ 2,673,500	$ 1,997,400
Due from related parties	71,953	55,279
Fair value	1,184,000	745,500
Due to related parties	421,355	281,531
Other non-current liabilities (includes $43.6 and $0.0 million due to related parties)	$ 460,088	$ 192,392
Common stock, par or stated value (in dollars per share)		$ 0.01
Common stock, authorized (in shares)		1,000
Common stock, issued (in shares)			100
Class A Common Stock
Common stock, par or stated value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, issued (in shares)	179,312,261	179,312,261
Common stock, outstanding (in shares)	179,312,261	179,312,261
Convertible Class B Common Stock
Common stock, par or stated value (in dollars per share)	$ 0.0000000001	$ 0.0000000001
Common stock, authorized (in shares)	500,000,000	500,000,000
Common stock, issued (in shares)	201,885,332	201,885,332
Common stock, outstanding (in shares)	201,885,332	201,885,332
Related Party
Due from related parties	$ 4,300	$ 4,600
Due to related parties	0	96,900
Other non-current liabilities (includes $43.6 and $0.0 million due to related parties)	$ 43,600	$ 0